Significant Accounting Policies (Policy)	6 Months Ended
Jun. 30, 2019
Significant Accounting Policies [Abstract]
Changes in Accounting Policies

Changes in Accounting Policies

ASU 2016-02- Leases (Topic 842): The Partnership adopted this standard for the reporting period commencing on January 1, 2019 and elected the practical expedient under ASU 2018-11 for the vessels under time charter agreements. Furthermore, the Partnership applied the transition provisions of ASU 2016-02 at its adoption date, rather than the earliest comparative period presented in the financial statements, as permitted by ASU 2018-11. The nature of the lease component and non-lease component that were combined as a result of applying the practical expedient are the contract for the hire of a vessel and the fees for operating and maintaining the vessel respectively. The lease component is the predominant component and the Partnership accounts for the combined component as an operating lease in accordance with Topic 842. The Partnership applied Topic 842 with no significant impact on its financial statements and as a result no adjustment was posted in the Partnership’s opening retained earnings as of January 1, 2019. Please refer to Note 3 for further details.